SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL [Abstract]
Schedule of stock by class
The following table summarizes the movement in the number of shares outstanding during the two years ended December 31, 2019;

Outstanding shares at December 31, 2017	169,809,324
Shares issuance in the year	11,868
Outstanding shares at December 31, 2018	169,821,192
Shares issued under ATM program	11,037,273
Shares issued as consideration for Trafigura acquisition	16,035,856
Outstanding shares at December 31, 2019	196,894,321